Stock Options and Warrants (Details 2) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Warrants outstanding and exercisable
Warrant Outstanding (Beginning Balance)	25,002	18,467
Warrant Outstanding, Granted	8,333	25,000
Warrants Outstanding, Exercised	8,333
Warrants Outstanding, Canceled	1	18,465
Warrant Outstanding (Ending Balance)	25,001	25,002
Weighted Average Exercise Price (Beginning Balance)	$ 4.50	$ 8.133
Weighted Average Exercise Price, Granted	$ 3.60	$ 4.299
Weighted Average Exercise Price, Exercised	$ 900	$ 0.0000
Weighted Average Exercise Price, Canceled	$ 3.803	$ 7.854
Weighted Average Exercise Price (Ending Balance)	$ 5.199	$ 4.50
Warrants, Outstanding and Exercisable	25,001	25,002
Weighted Average Exercise Price, Outstanding and Exercisable	$ 5.199	$ 4.50